Annual Total Returns (dei_DocumentInformationDocumentAxis, Class 1 Shares)	0 Months Ended
May 01, 2012
(Columbia Variable Portfolio - Money Market Fund) | Class 1 Shares
Bar Chart Table:
Annual Return 2002	1.23%
Annual Return 2003	0.69%
Annual Return 2004	0.88%
Annual Return 2005	2.81%
Annual Return 2006	4.72%
Annual Return 2007	5.02%
Annual Return 2008	2.58%
Annual Return 2009	0.23%
Annual Return 2010	0.03%
Annual Return 2011	0.00%
(Columbia Variable Portfolio - Asset Allocation Fund) | Class 1 Shares
Bar Chart Table:
Annual Return 2002	(11.73%)
Annual Return 2003	20.46%
Annual Return 2004	9.99%
Annual Return 2005	6.53%
Annual Return 2006	11.79%
Annual Return 2007	9.19%
Annual Return 2008	(28.32%)
Annual Return 2009	24.00%
Annual Return 2010	13.43%
Annual Return 2011	(0.85%)
(Columbia Variable Portfolio - Small Company Growth Fund) | Class 1 Shares
Bar Chart Table:
Annual Return 2002	(24.40%)
Annual Return 2003	44.33%
Annual Return 2004	11.48%
Annual Return 2005	2.71%
Annual Return 2006	12.40%
Annual Return 2007	13.46%
Annual Return 2008	(40.82%)
Annual Return 2009	25.66%
Annual Return 2010	28.38%
Annual Return 2011	(5.55%)
(Columbia Variable Portfolio - Strategic Income Fund) | Class 1 Shares
Bar Chart Table:
Annual Return 2002	8.41%
Annual Return 2003	18.54%
Annual Return 2004	10.16%
Annual Return 2005	1.61%
Annual Return 2006	7.07%
Annual Return 2007	6.07%
Annual Return 2008	(7.81%)
Annual Return 2009	20.40%
Annual Return 2010	10.43%
Annual Return 2011	6.80%
(Columbia Variable Portfolio - Small Cap Value Fund) | Class 1 Shares
Bar Chart Table:
Annual Return 2002	(6.12%)
Annual Return 2003	39.30%
Annual Return 2004	22.70%
Annual Return 2005	5.64%
Annual Return 2006	19.57%
Annual Return 2007	(2.36%)
Annual Return 2008	(28.02%)
Annual Return 2009	25.16%
Annual Return 2010	26.75%
Annual Return 2011	(5.96%)
(Columbia Variable Portfolio - Select Large Cap Growth Fund) | Class 1 Shares
Bar Chart Table:
Annual Return 2009	46.87%
Annual Return 2010	24.89%
Annual Return 2011	(2.54%)